Share-based compensation - Additional Information (Detail) ¥ in Millions		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2021 CNY (¥)	May 31, 2022 shares	Mar. 31, 2021 USD ($)	Sep. 01, 2020 shares	Aug. 01, 2018 shares	Sep. 27, 2012 shares
Share Based Payment Arrangement [Line Items]
Percentage of entitlement to vest earn by employees		25.00%	25.00%
Share based compensation arrangement by share based payment award options granted				1,282,500	1,282,500
Share based compensation arrangement by share based payment award options outstanding intrinsic value | $		$ 123,594,000		$ 404,409,000				$ 29,359,582,000
Unrecognised share based compensation expenses | $		$ 322,926,000		$ 2,298,328,000
Weighted average vesting period		3 years 4 months 24 days	3 years 4 months 24 days	5 years 3 months 18 days	5 years 3 months 18 days
Share based compensation expense recognized until the completion of a qualified IPO | $		$ 0
Share based compensation expense	$ 0		¥ (7.7)		¥ 14.4	¥ 55.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							4,000,000
Employees and Non Employees [Member]
Share Based Payment Arrangement [Line Items]
Share based compensation arrangement by share based payment award options granted		0	0	1,282,500	1,282,500
Fair value of options granted amount | $		$ 0		$ 2,900,000
2012 Global Share Plan [Member]
Share Based Payment Arrangement [Line Items]
Shares reserved for future issuances											1,061,500
2018 Global Share Plan [Member]
Share Based Payment Arrangement [Line Items]
Shares reserved for future issuances							8,987,836		5,987,836	5,987,836
Amended 2018 Global Share Plan [Member]
Share Based Payment Arrangement [Line Items]
Shares reserved for future issuances							12,987,836		8,987,836